Credit loss allowance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Credit loss allowance expenses	$ 29,490	$ 22,066
Net increase of loss allowance	3,168,983	2,285,218	$ 1,404,911
Credit Card Receivable [Member]
IfrsStatementLineItems [Line Items]
Net increase of loss allowance	2,211,862	1,849,706	939,079
Recovery	(192,415)	(158,747)	(31,491)
Credit loss allowance expenses	2,019,447	1,690,959	907,588
Loans To Customer [Member]
IfrsStatementLineItems [Line Items]
Net increase of loss allowance	1,257,358	634,356	501,843
Recovery	(107,646)	(43,683)	(4,520)
Credit loss allowance expenses	1,149,712	590,673	497,323
Other [Member]
IfrsStatementLineItems [Line Items]
Credit loss allowance expenses	$ (176)	$ 3,586